Revenues (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Revenues 1		$ 50,000
Revenues 2		20,392
Revenues 3		25,417
Revenues 4		50,000
Revenues 5		7,500
Revenues 6		20,392
Revenues 7		$ 0
Revenues 1	$ 6,250
Revenues 2	50,000
Revenues 3	10,000
Revenues 4	39,167
Revenues 5	$ 50,000